Disposals of subsidiaries and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
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Gain/Loss on Disposal of Subsidiaries

Net liabilities of Processingovyi Tsentr Rapida LLC derecognized on disposal	230
Disposal of indemnity asset related to the subsidiary	(240)

Loss on disposal	(10)

Assets and Liabilities of Disposal Group as of Disposal Date

Below are the assets and liabilities of Processingovyi Tsentr Rapida LLC as of date of disposal:

Processingovyi Tsentr Rapida LLC
Assets:
Other current assets	13

Total assets	13

Liabilities:
Income tax payable	240
Other current liabilities	3

Total liabilities	243